Leases (Supplemental Cash Flow Information Related to Leases) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities
Operating cash flows from operating leases	$ 4,852	$ 4,583
Supplemental Lease Cash Flow Disclosures
Operating lease right-of-use assets obtained in exchange for new operating lease obligations	$ 5,270	$ 7,818